Summary of Significant Accounting Policies (Tables)	3 Months Ended	12 Months Ended
	Apr. 30, 2024	Jan. 31, 2024
Summary of Significant Accounting Policies [Abstract]
Schedule of Disaggregates Its Revenue from Contracts	The Company disaggregates its revenue from contracts with customers by type and by geographical location. See the tables:
	Three Months Ended
	April 30,
	2024	2023
Revenue by type
Sale of goods	$408,532	$401,057
Services	-	75,875
Total	$408,532	$476,932
The Company disaggregates its revenue from contracts with customers by type and by geographical location. See the tables:
	Years Ended
	January 31,
	2024	2023
Revenue by type
Sale of goods	$1,920,280	$1,785,507
Services	165,034	294,102
Total	$2,085,314	$2,079,609

Schedule of Revenue by Geographic Location
	Three Months Ended
	April 30,
	2024	2023
Revenue by geographic location:
United States	$408,532	$476,932
Foreign	-	-
	$408,532	$476,932

	Years Ended
	January 31,
	2024	2023
Revenue by geographic location:
United States	$2,085,314	$2,079,609
Foreign	-	-
	$2,085,314	$2,079,609

Schedule of Plant and Equipment on a Straight-Line Basis Over the Estimated Useful Life of the Assets	The lives over which the fixed assets are depreciated range from 3 to 20 years as follows:
Lab Equipment	5-10 years
Furniture and fixtures	3 years
Machinery and equipment	10-20 years
The lives over which the fixed assets are depreciated range from 3 to 20 years as follows:
Lab Equipment	5-10 years
Furniture and fixtures	3 years
Machinery and equipment	10-20 years